Income Taxes (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for loan losses	$ 2,411,000	$ 2,149,000
Accrued retirement expense	1,174,000	1,148,000
Restricted stock	245,000	209,000
Interest income on nonaccrual loans	1,000	2,000
Lease liability	1,191,000	1,075,000
Unrealized loss on available for sale securities	14,197	0
Total gross deferred tax assets	19,219,000	4,583,000
Deferred tax liabilities:
Deferred loan fees	209,000	263,000
Accumulated depreciation	438,000	563,000
Prepaid expenses	3,000	4,000
ROU Asset	1,175,000	1,060,000
Other	93,000	(55,000)
Unrealized gain on available for sale securities	0	29,000
Total gross deferred tax liabilities	1,732,000	1,864,000
Net deferred tax asset	$ 17,487,000	$ 2,719,000